[GRAPHIC OMITTED]

                                                       DEUTSCHE ASSET MANAGEMENT

[GRAPHIC OMITTED]

Mutual Fund
    Semi-Annual Report

                                                                   June 30, 2002

                                                                   Institutional

Liquid Assets Fund


                                                                  [LOGO OMITTED]
                                                                 A Member of the
                                                             DEUTSCHE BANK GROUP

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...............................  3

              LIQUID ASSETS FUND INSTITUTIONAL
                 Statement of Assets and Liabilities ...............  5
                 Statement of Operations ...........................  6
                 Statements of Changes in Net Assets ...............  7
                 Financial Highlights ..............................  8
                 Notes to Financial Statements .....................  9

              LIQUID ASSETS PORTFOLIO
                 Schedule of Portfolio Investments ................. 11
                 Statement of Assets and Liabilities ............... 14
                 Statement of Operations ........................... 15
                 Statements of Changes in Net Assets ............... 16
                 Financial Highlights .............................. 17
                 Notes to Financial Statements ..................... 18


                      ------------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche
                Bank AG. The Fund is subject to investment risks,
              including possible loss of principal amount invested.
                      ------------------------------------


--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Liquid Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.
o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.
o Business spending began to pick up and the consumer continued to spend, especially on housing.
o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.
o  Manufacturing in the US also remained weak.
o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until at least the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SEMI-ANNUAL PERIOD.
o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.
o Toward the end of the semi-annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

FURTHER COMPLICATING MATTERS, THE US TREASURY REACHED ITS DEBT CEILING LIMIT AT THE END OF JUNE AND WAS FORCED TO POSTPONE ITS TWO-YEAR NOTE AUCTION UNTIL CONGRESS PASSED A LIMIT INCREASE.
o Without an increase in the debt ceiling, the US Treasury would not have enough cash on hand to pay for maturing debt.


------------------------------------------------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS            ANNUALIZED
                                6 Months 1 Year 3 Years 5 Years     Since    1 Year  3 Years 5 Years   Since      7 Day      7 Day
 Periods Ended                                               Inception(2)                       Inception(2)    Current  Effective
 June 30, 2002                                                                                                    Yield      Yield
------------------------------------------------------------------------------------------------------------------------------------
 Liquid Assets Fund
   Institutional(1)                0.94%  2.58%   15.14%  28.02%    39.09%    2.58%    4.81%  5.07%     5.17%     1.79%(3)  1.81%(3)
------------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier Institutional
   Money Funds Average(4)          0.79%   2.21%  14.16%  26.53%    36.92%    2.21%    4.51%  4.81%     4.95%     1.51%     1.52%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period. This income is then 'annualized.' The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

   An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2 The Fund's inception date is December 11, 1995. Benchmark returns are for the period beginning December 31, 1995.

3 The investment advisor and administrator contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.70% and 1.72%, respectively.

4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

Commercial Paper                                        29%
Eurodollar Certificates of Deposit                      20%
Floating Rate Notes                                     18%
Yankee Certificates of Deposit                          15%
Money Market Funds                                       8%
Eurodollar Time Deposits                                 4%
Funding Agreements (Illiquid Securities)                 3%
US Govt. Agency                                          2%
Medium Term Note                                         1%



o In the final hour, Congress passed the increase. The two-year note was announced and auctioned on the same day. Though the auction was lackluster, the market was relieved that the US Treasury resolved this impending crisis.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.

o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce competitive yields in Liquid Assets Fund Institutional for the semi-annual period.

In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally of at least 50 days, for most of the semi-annual period. We implemented a barbell strategy, whereby we purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. We also continued to look for opportunities to purchase high quality floating rate notes. Our preference for high quality issuers in the portfolio did not change, as we continued to make an effort to avoid issues with significant downgrade risk.

MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.

Given this outlook, we intend to maintain our current duration stance in the Fund. We also plan to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Liquid Assets Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.


/S/SIGNATURE
Darlene M. Rasel
Portfolio Manager of LIQUID ASSETS PORTFOLIO
June 30, 2002



--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


-----------------------------------------------------------------------------------------------------------------
                                                                                                    JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in the Liquid Assets Portfolio, at value ............................................$3,233,108,628
   Prepaid expenses and other .....................................................................        11,791
                                                                                                   --------------
Total assets ...................................................................................... 3,233,120,419
                                                                                                   --------------
LIABILITIES
   Due to administrator ...........................................................................       132,634
   Dividend payable ...............................................................................     5,717,515
   Accrued expenses and other .....................................................................        29,968
                                                                                                   --------------
Total liabilities .................................................................................     5,880,117
                                                                                                   --------------
NET ASSETS ........................................................................................$3,227,240,302
                                                                                                   ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................$3,227,177,926
   Accumulated net realized gain from investment transactions .....................................        62,376
                                                                                                   --------------
NET ASSETS ........................................................................................$3,227,240,302
                                                                                                   ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................................................... 3,227,177,926
                                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .....................................................$         1.00
                                                                                                   ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                      FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                    JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Net investment income allocated from Liquid Assets Portfolio:
     Interest ...................................................................................... $ 31,762,802
     Dividends .....................................................................................    2,326,709
     Expenses(1) ...................................................................................   (1,836,748)
                                                                                                      -----------
   Net investment income allocated from Liquid Assets Portfolio ....................................   32,252,763
                                                                                                      -----------
EXPENSES
   Administration and services fees ................................................................      833,746
   Registration fees ...............................................................................        6,655
   Printing and shareholder reports ................................................................        9,916
   Professional fees ...............................................................................       12,410
   Trustees fees ...................................................................................        5,440
   Miscellaneous ...................................................................................        6,301
                                                                                                      -----------
Total expenses .....................................................................................      874,468
Less: fee waivers and/or expense reimbursements ....................................................      (40,722)
                                                                                                      -----------
Net expenses .......................................................................................      833,746
                                                                                                      -----------
NET INVESTMENT INCOME ..............................................................................   31,419,017
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS .....................................................      (40,229)
                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................................  $31,378,788
                                                                                                      ===========

--------------------------------------------------------------------------------
1 For the six months ended June 30, 2002, the Liquid Assets Portfolio waived fees in the amount of $1,543,611, which was allocated to the Fund.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                                             FOR THE SIX                 FOR THE
                                                                            MONTHS ENDED              YEAR ENDED
                                                                        JUNE 30, 2002(1)       DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................. $     31,419,017        $    142,042,528
   Net realized gain (loss) from investment transactions ..............          (40,229)                244,394
                                                                        ----------------        ----------------
Net increase in net assets from operations ............................       31,378,788             142,286,922
                                                                        ----------------        ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains .........................      (31,419,017)           (142,336,852)
                                                                        ----------------        ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ......................................   14,586,803,845          21,103,071,838
   Cost of shares redeemed ............................................  (14,421,503,306)        (21,516,424,921)
                                                                        ----------------        ----------------
Net increase (decrease) in net assets from capital
   share transactions .................................................      165,300,539            (413,353,083)
                                                                        ----------------        ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................      165,260,310            (413,403,013)
NET ASSETS
   Beginning of period ................................................    3,061,979,992           3,475,383,005
                                                                        ----------------        ----------------
   End of period ...................................................... $  3,227,240,302        $  3,061,979,992
                                                                        ================        ================

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                        2002(1)          2001         2000          1999          1998         1997
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............   $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ------        ------       ------        ------        ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.01          0.04         0.06          0.05          0.05         0.05
   Net realized gain (loss)
     from investment
     transactions ....................     0.00(2)       0.00(2)     (0.00)(2)      0.00(2)       0.00(2)     (0.00)2
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ........................     0.01          0.04         0.06          0.05          0.05         0.05
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     short-term gains ................    (0.01)        (0.04)       (0.06)        (0.05)        (0.05)       (0.05)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD .....................   $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ======        ======       ======        ======        ======       ======

TOTAL INVESTMENT RETURN ..............     0.94%         4.31%        6.49%         5.17%         5.57%        5.63%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................$3,227,240    $3,061,980   $3,475,383    $3,319,578    $3,374,160   $3,316,815
   Ratios to average net assets:
     Net investment income ...........     1.88%*(3)     4.30%        6.31%         5.09%         5.43%        5.48%
     Expenses after waivers
        and/or reimbursements,
        including expenses of the
        Liquid Assets Portfolio ......     0.16%(3)      0.16%         0.16%        0.16%         0.16%         0.16%
     Expenses before waivers
        and/or reimbursements,
        including expenses of the
        Liquid Assets Portfolio ......     0.25%(3)      0.25%         0.25%        0.25%         0.26%         0.25%

--------------------------------------------------------------------------------
1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Liquid Assets Fund Institutional (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Liquid Assets Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and trustees of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.



--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications of short-term gains. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed         Undistributed
Net Investment          Net Realized            Paid-in
        Income        Gains (Losses)            Capital
--------------        --------------           --------
      $124,058            $(124,058)                $--

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                            $142,336,852

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $118,821

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

            Capital                 Currency
           --------               ----------
            $16,216                      $--

NOTE 4--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Institutional Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                ------------       ----------
Richard R. Burt        13,854,710,631       45,724,130
S. Leland Dill         13,849,424,971       51,009,790
Martin J. Gruber       13,854,712,218       45,722,543
Richard T. Hale        13,854,710,537       45,724,224
Joseph R. Hardiman     13,854,712,218       45,722,543
Richard J. Herring     13,854,712,218       45,722,543
Graham E. Jones        13,849,424,993       51,009,768
Rebecca W. Rimel       13,854,712,218       45,722,543
Philip Saunders, Jr.   13,849,424,993       51,009,768
William N. Searcy      13,854,710,631       45,724,130
Robert H. Wadsworth    13,854,712,218       45,722,543


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              CERTIFICATES OF DEPOSIT--
              EURODOLLAR--19.83%
              BNP Paribas:
$50,000,000    1.94%, 9/5/02 ............ $ 49,998,450
 40,000,000    2.14%, 12/31/02 ..........   40,004,012
              Credit Agricole Indosuez
               SA,
 25,000,000    2.17%, 9/30/02 ...........   24,999,376
              Credit Suisse First Boston,
               Inc.,
100,000,000    1.79%, 8/14/02 ...........  100,000,000
              Dresdner Bank AG,
  6,000,000    3.58%, 7/15/02 ...........    6,004,289
              Halifax PLC:
 50,000,000    1.80%, 7/23/02 ...........   50,000,000
 45,000,000    1.89%, 8/27/02 ...........   45,000,000
              ING Bank NV,
 40,000,000    1.90%, 8/27/02 ...........   40,000,000
              Lloyds TSB Bank PLC,
 50,000,000    2.15%, 12/31/02 ..........   50,007,332
              Norddeutsche Landesbank
               Girozentrale:
 50,000,000    1.80%, 7/22/02 ...........   50,000,000
 20,000,000    3.81%, 7/29/02 ...........   20,032,042
 30,000,000    1.83%, 8/1/02 ............   30,000,238
              Nordea Bank Denmark,
 30,000,000    1.76%, 7/22/02 ...........   30,000,173
              Nordea Bank Finland Plc,
 10,000,000    1.91%, 8/1/02 ............   10,000,063
              Unicredito Italiano SPA:
 70,000,000    1.89%, 7/19/02 ...........   70,001,394
 25,000,000    2.06%, 11/22/02 ..........   25,005,928
                                          ------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
   (Amortized Cost $641,053,297) ........  641,053,297
                                          ------------

              CERTIFICATES OF DEPOSIT--
              YANKEE--14.57%
              Abbey National PLC:
 25,000,000    1.95%, 8/5/02 ............   25,000,000
 25,000,000    2.59%, 3/31/03 ...........   25,007,380
              Abbey National Treasury
               Services PLC,
 20,000,000    2.40%, 11/19/02 ..........   20,000,000
              BNP Paribas,
 10,000,000    1.85%, 10/17/02 ..........    9,996,954
              Canadian Imperial Bank of
               Commerce:
 25,000,000    1.69%, 7/16/02 ...........   25,000,000
 20,000,000    2.00%, 2/20/03 ...........   20,000,000
 20,000,000    2.98%, 4/21/03 ...........   19,996,837
              Credit Agricole Indosuez
               SA:
 30,000,000    1.95%, 8/30/02 ...........   30,000,000
 20,000,000    2.20%, 1/22/03 ...........   20,000,000


------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              Landesbank Baden
               Wurttemberg,
$25,000,000    2.205%, 1/30/03 .......... $ 25,001,457
              Natexis Banque Populaires,
 40,000,000    1.89%, 8/26/02 ...........   40,000,000
              Norddeutsche Landesbank
               Girozentrale:
 11,000,000    2.17%, 11/18/02 ..........   10,989,980
 25,000,000    2.525%, 11/27/02 .........   24,998,487
              Svenska Handelsbanken,
               Inc.,
 25,000,000    3.67%, 8/19/02 ...........   24,999,836
              Toronto Dominion Bank,
 30,000,000    1.81%, 7/26/02 ...........   30,000,000
              UBS AG:
 50,000,000    1.85%, 7/31/02 ...........   50,000,000
 15,000,000    1.94%, 8/5/02 ............   15,000,000
 25,000,000    2.10%, 2/13/03 ...........   25,000,000
              Westdeutsche Landesbank
               Girozentrale:
 20,000,000    2.28%, 1/23/03 ...........   20,000,000
 10,000,000    2.27%, 1/27/03 ...........    9,994,304
                                          ------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
   (Amortized Cost $470,985,235) ........  470,985,235
                                          ------------

              COMMERCIAL PAPER(1)--29.35%
              Asset Portfolio Funding
               Corp.,
 34,761,000    1.79%, 7/18/02 ...........   34,731,617
              Bavaria TRR Corp.:
 50,000,000    1.79%, 7/8/02 ............   49,982,597
 30,000,000    1.81%, 7/22/02 ...........   29,968,325
              Caterpillar, Inc.,
 11,464,000    2.10%, 7/1/02 ............   11,464,000
              CC (USA), Inc.,
 30,000,000    1.81%, 8/20/02 ...........   29,924,583
              Danske Corp.,
 35,000,000    1.93%, 9/3/02 ............   34,879,911
              Delaware Funding Corp.,
 30,000,000    1.80%, 7/22/02 ...........   29,968,500
              Depfa Bank Europe PLC,
 15,000,000    2.01%, 7/10/02 ...........   14,992,463
              Falcon Asset Securitization
               Corp.:
 50,000,000    1.79%, 7/15/02 ...........   49,965,194
 25,000,000    1.79%, 7/16/02 ...........   24,981,354
 20,000,000    1.79%, 7/24/02 ...........   19,977,128
 20,000,000    1.80%, 7/25/02 ...........   19,976,000
              GE Capital International
               Funding, Inc.:
 25,000,000    1.79%, 7/15/02 ...........   24,982,597
 20,000,000    1.92%, 8/22/02 ...........   19,944,533
              General Electric Capital
               Corp.,
 15,000,000    1.94%, 9/4/02 ............   14,947,458
              Gillette Company,
 41,000,000    2.00%, 7/1/02 ............   41,000,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              JP Morgan Chase & Co.,
$50,000,000    1.93%, 7/30/02 ........... $ 49,922,264
              Jupiter Securitization
               Corp.,
 40,000,000    1.79%, 7/18/02 ...........   39,966,189
              Mont Blanc Capital Corp.:
 50,000,000    1.80%, 7/25/02 ...........   49,939,733
 22,000,000    1.81%, 7/26/02 ...........   21,972,347
              Pennine Funding LLC,
 60,000,000    1.88%, 8/22/02 ...........   59,837,067
              Prudential Funding LLC,
 15,000,000    1.975%, 11/4/02 ..........   14,896,313
              Quebec (Province of),
 20,000,000    1.98%, 11/1/02 ...........   19,864,700
              Quincy Capital Corp.,
 15,000,000    1.85%, 7/17/02 ...........   14,987,667
              Receivables Capital Corp.,
 18,725,000    1.80%, 7/23/02 ...........   18,704,403
              SBC International, Inc.,
 50,000,000    2.00%, 7/1/02 ............   50,000,000
              Scaldis Capital LLC:
 40,000,000    1.80%, 9/13/02 ...........   39,852,000
 15,155,000    2.30%, 9/17/02 ...........   15,079,478
              Sheffield Receivables
               Corp.,
 10,000,000    1.90%, 7/1/02 ............   10,000,000
              Shell Finance (UK) PLC,
 20,000,000    1.88%, 8/15/02 ...........   19,953,000
              Transamerica Finance Corp.,
 30,000,000    1.90%, 8/9/02 ............   29,938,250
              Verizon Global Funding
               Corp.,
 12,418,000    2.31%, 7/19/02 ...........   12,405,892
              Verizon Network Funding
               Corp.:
 10,000,000    2.31%, 7/12/02 ...........    9,992,942
 20,000,000    1.91%, 8/12/02 ...........   19,955,433
                                          ------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $948,953,938) ........  948,953,938
                                          ------------

              EURO TIME DEPOSITS--3.85%
              ABN Amro,
 35,000,000    2.00%, 12/12/02 ..........   35,000,000
              Bank of Austria,
 35,000,000    2.17%, 10/15/02 ..........   35,000,000
              HSBC Bank USA:
 32,608,700    1.9375%, 7/1/02 ..........   32,608,700
              Societe Generale,
 21,822,252    1.75%, 7/1/02 ............   21,822,252
                                          ------------
TOTAL EURO TIME DEPOSITS
   (Amortized Cost $124,430,952) ........  124,430,952
                                          ------------

------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              FLOATING RATE NOTES(2)--17.55%
              Abbey National Treasury
               Services, PLC, Monthly
               Variable Rate,
$25,000,000    1.75%, 3/31/03 ........... $ 24,988,748
              American Honda Finance
               Corp., Monthly Variable
               Rate,
 15,000,000    1.86%, 7/22/02 ...........   15,000,065
              American Honda Finance
               Corp., Quarterly Variable
               Rate,
 10,000,000    1.90%, 8/27/02 ...........   10,000,000
              Bayerische Landesbank
               Girozentrale, Daily
               Variable Rate,
 25,000,000    1.99%, 1/23/03 ...........   25,012,695
              Bayerische Landesbank
               Girozentrale, Monthly
               Variable Rate:
 25,000,000    1.74%, 3/25/03 ...........   24,989,027
 50,000,000    1.74%, 3/26/03 ...........   49,977,973
 30,000,000    1.799%, 5/20/03 ..........   29,999,975
              Canadian Imperial Bank of
               Commerce, Monthly Variable
               Rate,
 50,000,000    1.759%, 10/2/02 ..........   49,992,993
              Citigroup, Inc., Monthly
               Variable Rate,
 20,000,000    1.81%, 7/12/02 ...........   20,000,000
              Credit Agricole Indosuez SA,
               Monthly Variable Rate,
 75,000,000    1.755%, 3/25/03 ..........   74,978,055
              KBC Bank NV, Monthly
               Variable Rate,
 50,000,000    1.769%, 3/28/03 ..........   49,982,990
              Sheffield Receivables Corp.,
               Monthly Variable Rate,
 17,500,000    1.804%, 1/21/03 ..........   17,500,000
              Societe Generale, Monthly
               Variable Rate,
 50,000,000    1.76%, 3/25/03 ...........   49,985,370
              Target Corp. Quarterly
               Variable Rate,
 25,000,000    1.998%, 12/4/02 ..........   25,016,772
              Toyota Motor Credit Corp.,
               Monthly Variable Rate,
 40,000,000    1.81%, 9/25/02 ...........   40,000,000
              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
 25,000,000    1.81%, 12/23/02 ..........   25,000,000
              Westdeutsche Landesbank
               Girozentrale, Monthly
               Variable Rate,
 35,000,000    1.76%, 3/24/03 ...........   34,987,284
                                          ------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $567,411,947) ........  567,411,947
                                          ------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              FUNDING AGREEMENTS(2)--3.09%
              Allstate Life Insurance
               Co., Quarterly Variable
               Rate(3,4)
$ 5,000,000    2.128%, 7/1/02 ..........$    5,000,000
              General Electric Capital
               Assurance Co., Quarterly
               Variable Rate(3,4)
 20,000,000    1.979%, 9/3/02 ..........    20,000,000
 25,000,000    1.98%, 6/3/03 ...........    25,000,000
              Travelers Insurance Co.,
               Quarterly Variable
               Rate(3,4)
 30,000,000    2.10%, 1/27/03 ..........    30,000,000
              Travelers Insurance Co.,
               Quarterly Variable
               Rate,(3,4)
 20,000,000    2.118%, 4/2/03 ..........    20,000,000
                                        --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $100,000,000) .......   100,000,000
                                        --------------

              MEDIUM-TERM NOTES--1.24%
              CC(USA), Inc.,
 10,000,000    2.45%, 2/3/03 ...........    10,006,597
              Heller Financial, Inc.,
 30,000,000    7.50%, 8/23/02 ..........    30,240,771
                                        --------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $40,247,368) ........    40,247,368
                                        --------------

              MONEY MARKET FUNDS--7.68%
 34,474,083   AIM Liquid Assets Portfolio   34,474,083
163,675,832   Federated Prime Cash
               Obligations Fund ........   163,675,832
 50,000,000   Federated Prime
               Obligations Fund ........    50,000,000
                                        --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $248,149,915) .......   248,149,915
                                        --------------

------------------------------------------------------
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              US GOVERNMENT & AGENCY
              OBLIGATIONS--2.51%
              Federal Farm Credit
               Discount Note,
$ 9,000,000    2.81%, 4/4/03 ...........$    8,998,540
              Federal Home Loan Bank,
 16,000,000    2.75%, 6/13/03 ..........    16,000,000
              Federal National Mortgage
               Association:
 21,025,000    2.05%, 1/10/03 ..........    20,764,623
 10,000,000    2.25%, 2/7/03 ...........    10,000,000
 15,000,000    5.75%, 4/15/03 ..........    15,386,236
 10,000,000    2.75%, 6/17/03 ..........    10,000,000
                                        --------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Amortized Cost $81,149,399) ........    81,149,399
                                        --------------
TOTAL INVESTMENTS
   (Amortized Cost
    $3,422,382,051) ...........  99.67% $3,222,382,051
OTHER ASSETS IN EXCESS OF
   LIABILITIES ................   0.33      10,726,658
                                ------  --------------
NET ASSETS .................... 100.00% $3,233,108,709
                                ======  ==============

--------------------------------------------------------------------------------
1 Interest rates for commercial paper represents discount rates at the time of purchase.
2 Stated maturity is final maturity not the next reset date.
3 Illiquid securitites.
4 Funding agreements subject to a 30- or 90-day demand feature.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


----------------------------------------------------------------------------------------------------
                                                                                       JUNE 30, 2002
----------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost $3,222,382,051) ............................. $3,222,382,051
   Cash .............................................................................        358,443
   Receivable for shares of beneficial interest subscribed ..........................        683,780
   Interest receivable ..............................................................      9,985,523
   Prepaid expenses and other .......................................................         20,939
                                                                                      --------------
Total assets ........................................................................  3,233,430,736
                                                                                      --------------
LIABILITIES
   Due to advisor ...................................................................        301,033
   Accrued expenses and other .......................................................         20,994
                                                                                      --------------
Total liabilities ...................................................................        322,027
                                                                                      --------------
NET ASSETS .......................................................................... $3,233,108,709
                                                                                      ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .................................................................. $3,233,108,709
                                                                                      --------------
NET ASSETS .......................................................................... $3,233,108,709
                                                                                      ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


-------------------------------------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED
                                                                              JUNE 30, 2002
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ................................................................... $31,756,662
   Dividends ..................................................................   2,326,709
                                                                                -----------
Total investment income .......................................................  34,083,371
                                                                                -----------
EXPENSES
   Advisory fees ..............................................................   2,503,286
   Administration and services fees ...........................................     834,885
   Professional fees ..........................................................      13,097
   Trustees fees ..............................................................       5,487
   Miscellaneous ..............................................................      17,467
                                                                                -----------
Total expenses ................................................................   3,374,222
Less: fee waivers and/or expense reimbursements ...............................  (1,543,611)
                                                                                -----------
Net expenses ..................................................................   1,830,611
                                                                                -----------
NET INVESTMENT INCOME .........................................................  32,252,760
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS ................................     (40,229)
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................................... $32,212,531
                                                                                ===========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                                             FOR THE SIX                 FOR THE
                                                                            MONTHS ENDED              YEAR ENDED
                                                                        JUNE 30, 2002(1)       DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................. $     32,252,760        $    143,686,500
   Net realized gain (loss) from investment transactions ..............          (40,229)                244,394
                                                                        ----------------        ----------------
Net increase in net assets from operations ............................       32,212,531             143,930,894
                                                                        ----------------        ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .....................................   14,585,486,529          21,103,138,936
   Value of capital withdrawn .........................................  (14,452,610,116)        (21,673,135,416)
                                                                        ----------------        ----------------
Net increase (decrease) in net assets from capital transactions
   in shares of beneficial interest ...................................      132,876,413            (569,996,480)
                                                                        ----------------        ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................      165,088,944            (426,065,586)
NET ASSETS
   Beginning of period ................................................    3,068,019,765           3,494,085,351
                                                                        ----------------        ----------------
   End of period ...................................................... $  3,233,108,709        $  3,068,019,765
                                                                        ================        ================

----------------------------------------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                        2002(1)          2001         2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN .........          1.49%           --           --            --            --           --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .............    $3,233,109    $3,068,020   $3,494,085    $3,335,922    $3,389,709   $3,331,360
   Ratios to average net assets:
     Net investment income ......          1.93%(2)      4.35%        6.33%         5.11%         5.47%        5.52%
     Expenses after waivers
        and/or reimbursements ...          0.11%(2)      0.11%        0.11%         0.11%         0.11%        0.11%
     Expenses before waivers
        and/or reimbursements ...          0.20%(2)      0.20%        0.20%         0.20%         0.20%        0.20%

-------------------------------------------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Liquid Assets Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D. REPURCHASE AGREEMENTS
The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.



--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 4--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the BT Investment Portfolios voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Investment Portfolios Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------               -------------       ----------
Richard R. Burt         3,620,738,776           62,610
S. Leland Dill          3,611,268,351        9,533,036
Martin J. Gruber        3,620,738,776           62,610
Richard T. Hale         3,620,738,776           62,610
Joseph R. Hardiman      3,620,738,776           62,610
Richard J. Herring      3,620,738,776           62,610
Graham E. Jones         3,611,268,351        9,533,036
Rebecca W. Rimel        3,620,738,776           62,610
Philip Saunders, Jr.    3,611,268,351        9,533,036
William N. Searcy       3,620,738,776           62,610
Robert H. Wadsworth     3,620,738,776           62,610

2. To approve new investment advisory agreements between each Portfolio and Deutsche Asset Management, Inc.

                               Shares           Shares
Shares                          voted            voted
voted 'For'                 'Against'        'Abstain'
---------                  ----------         --------
3,614,928,185                  47,740        5,825,461




--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence--Chicago
P.O. Box 219415
Kansas City, MO  64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                             DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                             PO BOX 219210
                             KANSAS CITY, MO 64121-9210
or call toll-free:           1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Liquid Assets Fund Institutional                             CUSIP #055924864
                                                             1720SA (6/02)
                                                             Printed 8/02

Distributed by:
ICC Distributors, Inc.